Basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements
Basis of preparation of the financial statements

Note 2. Basis of preparation of the financial statements

2.1. Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards ("IFRS") and interpretations issued by the IFRS Interpretations Committee ("IFRS IC") applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements consist of the consolidated statement of financial position consolidated statement of profit or loss, consolidated statement of other comprehensive income or loss, consolidated statement of changes in equity and consolidated statement of cash flows and have been prepared under a historical cost basis, except for certain financial instruments (including derivatives instruments) that have been measured at fair value.

The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.

Due to the activities of the Group, costs and expenses presented in the consolidated statement of profit or loss and consolidated statement of other comprehensive income or loss were classified according to their function.

The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.

The accounting policies set out in note 3. summary of significant accounting policies have been applied in preparing the consolidated financial statements for the year ended December 31, 2022, and to the comparative information presented.

The Group has applied the accounting judgments, estimates and significant accounting assumptions described in Note 4 in preparing the consolidated financial statements.

2.2. Changes to IFRS

(i) New and amended standards adopted by the group

The following amendments became effective as at 1 January 2022:

•	Reference to the Conceptual Framework – Amendments to IFRS 3 ;
•	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16;
•	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37;
•	Annual improvements – cycle 2018-2020;
•	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter;
•	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities;
•	IFRS 16 Leases - Amendment of example 13 in order to exclude the example of payments from the lessor related to improvements in the leased property;
•	Test for derecognition of financial liabilities.

The adoption of the amendments listed above did not have a material impact on these consolidated financial statements.

(ii) New standards and interpretations not yet adopted

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2022 reporting periods and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact on the consolidated financial statements.

2.3. Basis of consolidation

These consolidated financial statements comprise the financial position of the Group as of December 31, 2022 and 2021 and the consolidated statement of profit or loss, consolidated statement of other comprehensive income or loss, consolidated statement of changes in equity and consolidated statement of cash flows for each of the three years ended December 31, 2022.

a) Subsidiaries

The Company consolidates all entities over which it has control (subsidiaries), that is, when it is exposed or has rights to variable returns of its involvement with the investee and has the ability to affect those returns through its power to direct the relevant activities of the entity.

The subsidiaries are fully consolidated from the date the control is transferred to the Group. Consolidation is ceased from the date the Group no longer has control.

The acquisition method of accounting is used to account for business combinations by the Group.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, consolidated statement of other comprehensive income or loss, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

b) Segment reporting

In reviewing the operational performance of the Group and allocating resources purposes, the Chief Operating Decision Maker ("CODM") of the Group, who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), reviews the consolidated results as a whole. The CODM considers the whole Group a single operating and reportable segment, when monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a consolidated basis for all subsidiaries and business lines. Disaggregated information is only reviewed at the revenue level (Note 20), with no corresponding detail at any margin or profitability levels.

The Group’s revenue, profit or loss, and assets and liabilities for this one reportable segment can be determined by reference to the consolidated financial statements.

See Note 20 for a breakdown of Group's non-current assets and revenue by geographic area.

c) Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The functional currency of Semantix is US Dollar (“USD” or “$”). The consolidated financial statements are presented in Brazilian Reais (“BRL” or “R$”), as the Group understands that financial statements presented in BRL brings more relevant information to its stakeholders when evaluating the Group’s operation performance. All amounts are rounded to the nearest thousands, except when otherwise indicated.

d) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position ,
•	income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
•	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, are recognized in consolidated statement of other comprehensive income or loss.

e) Foreign currency translation

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.